Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Voyage Expenses and Vessel Operating Expenses
17.	Voyage Expenses and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
Voyage Expenses	2016	2017	2018
Port expenses	3,306,157	2,546,926	2,841,661
Bunkers	6,117,326	6,668,126	11,641,615
Commissions	4,259,812	4,584,612	4,796,483
Other voyage expenses	1,706, 970	1,916,873	1,407,416

Total	15,390,265	15,716,537	20,687,175

	Year ended December 31,
Vessels’ Operating Expenses	2016	2017	2018
Crew wages and related costs	36,821,527	37,345,800	36,628,082
Insurance	2,421,948	2,016,647	2,068,485
Repairs and maintenance	5,724,148	6,424,557	7,359,816
Spares and consumable stores	8,514,293	8,508,276	8,907,211
Miscellaneous expenses	5,340,920	5,124,154	5,471,184

Total	58,822,836	59,419,434	60,434,778